Senior Secured Convertible Notes Payable (in default) (Details) - USD ($)	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Senior Secured Convertible Notes Payable (in default) (Details)
Senior Secured Convertible notes, Principal	$ 6,808,000	$ 6,808,000	$ 10,000,000
Less debt discount and deferred financing costs	(2,604,000)	(3,457,000)	(3,829,000)
Total outstanding convertible notes, net	4,204,000	3,351,000	6,171,000
Less current portion of convertible notes payable	3,426,000	3,351,000	6,171,000
Long-term convertible notes payable	$ 778,000